TAXATION - Tax Reconciliation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Reconciliation, amount
Income before income tax expenses and share of loss from equity method investments	$ 13,713,159	$ 1,761,868	$ 6,535,332	$ 5,040,925
Hong Kong statutory tax rate	2,262,506		1,078,165	831,588
Foreign tax effects	177,742
Effect of changes in tax laws or rates Enacted in the current period	274,951
Effect of cross-border tax laws	46,088
Changes in valuation allowances	(608)		164,511	65,581
Nontaxable or nondeductible items
Income not subject to tax	(397,429)		(181,200)	(98,402)
Other	(3,617)
Income tax expenses	$ 2,359,633	$ 303,166	$ 998,342	$ 748,479
Tax Jurisdiction of Domicile [Extensible Enumeration]	HONG KONG	HONG KONG
Reconciliation, percent
Hong Kong profit tax rate (as a percent)	16.50%	16.50%
Foreign tax effects	1.30%	1.30%
Effect of changes in tax laws or rates Enacted in the current period	2.00%	2.00%
Effect of cross-border tax laws	0.30%	0.30%
Changes in valuation allowances	0.00%	0.00%
Nontaxable or nondeductible items
Income not subject to tax	(2.90%)	(2.90%)
Other	0.00%	0.00%
Effective tax Rate	17.20%	17.20%